Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note $ in Millions	6 Months Ended
Jun. 30, 2023 CAD ($)
2022 Secured Note [Member] | Silver Price Forward Curve [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Key Inputs	● Silver price forward curve
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% higher
Increase (decrease)	$ 13.4
2022 Secured Note [Member] | Silver Price Forward Curve One [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% lower
Increase (decrease)	$ (13.5)
2022 Secured Note [Member] | Discount rates [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Key Inputs	● Discount rates
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher
Increase (decrease)	$ (21.5)
2022 Secured Note [Member] | Discount rates One [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower
Increase (decrease)	$ 25.2
2022 Secured Note [Member] | Forecasted silver production [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Key Inputs	● Forecasted silver production
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% higher
Increase (decrease)	$ 13.4
2022 Secured Note [Member] | Forecasted Silver Production One [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% lower
Increase (decrease)	$ (13.5)
2023 Secured Note [Member] | Discount rates [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Key Inputs	● Discount rates
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher
Increase (decrease)	$ (22.5)
2023 Secured Note [Member] | Discount rates One [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower
Increase (decrease)	$ 26.2
2023 Secured Note [Member] | Metals price forward curve [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Key Inputs	● Metals price forward curve
Inter-relationship between significant inputs and fair value measurement	● Future metal prices were 10% higher
Increase (decrease)	$ 13.2
2023 Secured Note [Member] | Metals price forward curve one [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future metal prices were 10% lower
Increase (decrease)	$ (13.2)
2023 Secured Note [Member] | Forecasted metal production [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Key Inputs	● Forecasted metal production
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% higher
Increase (decrease)	$ 13.2
2023 Secured Note [Member] | Forecasted metal production One [Member]
Secured note liability (Details) - Schedule of Fair Value of the 2022 Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% lower
Increase (decrease)	$ (13.2)